PORTFOLIO OF INVESTMENTS – as of October 31, 2021 (Unaudited)

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)

Common Stocks – 59.0% of Net Assets
	Aerospace & Defense – 0.8%
19	Axon Enterprise, Inc.(a)	$3,419
119	Boeing Co. (The)(a)	24,637
32	General Dynamics Corp.	6,488
4	L3Harris Technologies, Inc.	922
25	Moog, Inc., Class A	1,888
66	Raytheon Technologies Corp.	5,865

		43,219

	Air Freight & Logistics – 0.4%
95	Expeditors International of Washington, Inc.	11,710
47	United Parcel Service, Inc., Class B	10,033

		21,743

	Airlines – 0.1%
11	Alaska Air Group, Inc.(a)	581
58	Delta Air Lines, Inc.(a)	2,270
281	JetBlue Airways Corp.(a)	3,942

		6,793

	Auto Components – 0.2%
9	Aptiv PLC(a)	1,556
15	BorgWarner, Inc.	676
189	Dana, Inc.	4,194
24	Visteon Corp.(a)	2,716

		9,142

	Automobiles – 0.8%
103	Ford Motor Co.(a)	1,759
256	General Motors Co.(a)	13,934
21	Tesla, Inc.(a)	23,394
25	Thor Industries, Inc.	2,549

		41,636

	Banks – 3.2%
132	Ameris Bancorp	6,915
118	Bancorp, Inc. (The)(a)	3,605
466	Bank of America Corp.	22,265
131	Cadence Bank	3,802
320	Citigroup, Inc.	22,131
152	Citizens Financial Group, Inc.	7,202
9	Comerica, Inc.	766
65	Cullen/Frost Bankers, Inc.	8,417
34	Fifth Third Bancorp	1,480
232	Fulton Financial Corp.	3,735
262	Huntington Bancshares, Inc.	4,124
114	International Bancshares Corp.	4,834
285	KeyCorp	6,632
24	M&T Bank Corp.	3,531

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
149	People’s United Financial, Inc.	$2,554
60	PNC Financial Services Group, Inc. (The)	12,662
148	Regions Financial Corp.	3,505
192	Truist Financial Corp.	12,186
176	Trustmark Corp.	5,598
97	U.S. Bancorp	5,856
107	Webster Financial Corp.	5,988
301	Wells Fargo & Co.	15,399
48	Wintrust Financial Corp.	4,248

		167,435

	Beverages – 1.6%
148	Coca-Cola Co. (The)	8,343
64	Constellation Brands, Inc., Class A	13,876
640	Keurig Dr Pepper, Inc.	23,097
321	Monster Beverage Corp.(a)	27,285
52	PepsiCo, Inc.	8,403

		81,004

	Biotechnology – 1.9%
32	AbbVie, Inc.	3,669
105	Alnylam Pharmaceuticals, Inc.(a)	16,754
34	Amgen, Inc.	7,037
7	Biogen, Inc.(a)	1,867
89	BioMarin Pharmaceutical, Inc.(a)	7,052
110	CRISPR Therapeutics AG(a)	10,046
18	Ligand Pharmaceuticals, Inc.(a)	2,627
29	Moderna, Inc.(a)	10,011
61	Regeneron Pharmaceuticals, Inc.(a)	39,036

		98,099

	Building Products – 0.4%
19	Carlisle Cos., Inc.	4,235
20	Carrier Global Corp.	1,045
18	Johnson Controls International PLC	1,321
19	Lennox International, Inc.	5,686
55	Owens Corning	5,137
37	Trex Co., Inc.(a)	3,937

		21,361

	Capital Markets – 4.3%
8	Ameriprise Financial, Inc.	2,417
332	Bank of New York Mellon Corp. (The)	19,654
8	BlackRock, Inc.	7,548
384	Charles Schwab Corp. (The)	31,500
14	CME Group, Inc.	3,088
47	FactSet Research Systems, Inc.	20,863
46	Franklin Resources, Inc.	1,449
47	Goldman Sachs Group, Inc. (The)	19,428
109	Intercontinental Exchange, Inc.	15,092
18	Invesco Ltd.	457

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
90	Janus Henderson Group PLC	$4,185
142	KKR & Co., Inc.	11,313
20	Moody’s Corp.	8,083
27	Morgan Stanley	2,775
26	MSCI, Inc.	17,287
51	Northern Trust Corp.	6,275
19	S&P Global, Inc.	9,009
178	SEI Investments Co.	11,221
226	State Street Corp.	22,272
6	T. Rowe Price Group, Inc.	1,301
22	Virtus Investment Partners, Inc.	7,040

		222,257

	Chemicals – 0.7%
120	Dow, Inc.	6,716
17	DuPont de Nemours, Inc.	1,183
7	Ecolab, Inc.	1,556
49	HB Fuller Co.	3,455
34	Innospec, Inc.	3,081
8	International Flavors & Fragrances, Inc.	1,180
38	Linde PLC	12,130
44	Minerals Technologies, Inc.	3,121
5	PPG Industries, Inc.	803
7	Sherwin-Williams Co. (The)	2,216
25	Stepan Co.	3,000

		38,441

	Commercial Services & Supplies – 0.3%
26	MSA Safety, Inc.	3,979
5	Republic Services, Inc.	673
37	Tetra Tech, Inc.	6,499
51	Viad Corp.(a)	2,263
12	Waste Management, Inc.	1,923

		15,337

	Communications Equipment – 0.5%
2	Arista Networks, Inc.(a)	819
63	Ciena Corp.(a)	3,420
319	Cisco Systems, Inc.	17,855
6	F5 Networks, Inc.(a)	1,267
33	Lumentum Holdings, Inc.(a)	2,725

		26,086

	Construction & Engineering – 0.2%
114	AECOM(a)	7,794

	Consumer Finance – 1.6%
543	Ally Financial, Inc.	25,923
170	American Express Co.	29,542
166	Capital One Financial Corp.	25,071

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
30	Green Dot Corp., Class A(a)	$1,271

		81,807

	Containers & Packaging – 0.2%
34	Ball Corp.	3,110
35	International Paper Co.	1,739
72	WestRock Co.	3,463

		8,312

	Distributors – 0.1%
28	Genuine Parts Co.	3,671

	Diversified Telecommunication Services – 0.2%
733	Lumen Technologies, Inc.	8,693

	Electric Utilities – 0.4%
92	American Electric Power Co., Inc.	7,793
14	Edison International	881
23	Eversource Energy	1,953
35	IDACORP, Inc.	3,651
68	NextEra Energy, Inc.	5,803
33	PPL Corp.	950

		21,031

	Electrical Equipment – 0.8%
14	Acuity Brands, Inc.	2,876
30	Eaton Corp. PLC	4,943
23	Hubbell, Inc.	4,586
235	Plug Power, Inc.(a)	8,993
24	Rockwell Automation, Inc.	7,666
255	Sunrun, Inc.(a)	14,708

		43,772

	Electronic Equipment, Instruments & Components – 0.8%
63	Avnet, Inc.	2,401
3	CDW Corp.	560
66	Cognex Corp.	5,781
15	Coherent, Inc.(a)	3,816
48	Corning, Inc.	1,707
77	Itron, Inc.(a)	5,988
5	Keysight Technologies, Inc.(a)	900
14	Littelfuse, Inc.	4,124
12	Rogers Corp.(a)	2,413
82	TE Connectivity Ltd.	11,972
8	Trimble, Inc.(a)	699
112	Vishay Intertechnology, Inc.	2,153

		42,514

	Energy Equipment & Services – 0.4%
501	Archrock, Inc.	4,103
82	Baker Hughes Co.	2,057
141	ChampionX Corp.(a)	3,698

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – continued
410	Schlumberger NV	$13,227

		23,085

	Entertainment – 1.2%
52	Electronic Arts, Inc.	7,293
33	Netflix, Inc.(a)	22,780
198	Walt Disney Co. (The)(a)	33,476

		63,549

	Food & Staples Retailing – 0.3%
50	BJ’s Wholesale Club Holdings, Inc.(a)	2,922
3	Costco Wholesale Corp.	1,474
52	Kroger Co. (The)	2,081
149	SpartanNash Co.	3,448
81	Sysco Corp.	6,229
41	Walgreens Boots Alliance, Inc.	1,928

		18,082

	Food Products – 0.4%
46	Campbell Soup Co.	1,838
15	Conagra Brands, Inc.	483
62	Darling Ingredients, Inc.(a)	5,240
34	General Mills, Inc.	2,101
65	Hain Celestial Group, Inc. (The)(a)	2,916
46	Hormel Foods Corp.	1,947
33	Ingredion, Inc.	3,143
11	J.M. Smucker Co. (The)	1,351
20	Kellogg Co.	1,226
8	McCormick & Co., Inc.	642
28	Mondelez International, Inc., Class A	1,701

		22,588

	Gas Utilities – 0.2%
67	New Jersey Resources Corp.	2,533
37	ONE Gas, Inc.	2,490
71	South Jersey Industries, Inc.	1,616
84	UGI Corp.	3,647

		10,286

	Health Care Equipment & Supplies – 1.2%
1	Align Technology, Inc.(a)	624
17	Baxter International, Inc.	1,342
5	Becton Dickinson & Co.	1,198
6	Cooper Cos., Inc. (The)	2,502
18	Danaher Corp.	5,612
13	DENTSPLY SIRONA, Inc.	744
2	DexCom, Inc.(a)	1,246
21	Edwards Lifesciences Corp.(a)	2,516
35	Globus Medical, Inc., Class A(a)	2,701
17	Haemonetics Corp.(a)	1,168
34	Hill-Rom Holdings, Inc.	5,267

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
20	Hologic, Inc.(a)	$1,466
28	Intuitive Surgical, Inc.(a)	10,112
80	Meridian Bioscience, Inc.(a)	1,505
26	Merit Medical Systems, Inc.(a)	1,749
19	Penumbra, Inc.(a)	5,254
9	Quidel Corp.(a)	1,195
16	STAAR Surgical Co.(a)	1,895
60	STERIS PLC	14,024
7	Stryker Corp.	1,863

		63,983

	Health Care Providers & Services – 2.1%
13	Amedisys, Inc.(a)	2,202
3	Anthem, Inc.	1,305
62	Centene Corp.(a)	4,417
9	Chemed Corp.	4,340
132	CVS Health Corp.	11,785
34	DaVita, Inc.(a)	3,510
32	Encompass Health Corp.	2,034
152	HCA Healthcare, Inc.	38,070
22	Henry Schein, Inc.(a)	1,680
48	Humana, Inc.	22,232
17	Laboratory Corp. of America Holdings(a)	4,879
136	MEDNAX, Inc.(a)	3,703
57	Patterson Cos., Inc.	1,782
26	Quest Diagnostics, Inc.	3,816
88	Select Medical Holdings Corp.	2,923

		108,678

	Health Care Technology – 0.2%
206	Allscripts Healthcare Solutions, Inc.(a)	2,839
91	Cerner Corp.	6,760

		9,599

	Hotels, Restaurants & Leisure – 1.8%
10	Booking Holdings, Inc.(a)	24,208
5	Expedia Group, Inc.(a)	822
110	Hilton Worldwide Holdings, Inc.(a)	15,834
40	Jack in the Box, Inc.	3,958
16	McDonald’s Corp.	3,929
45	Shake Shack, Inc., Class A(a)	3,113
62	Six Flags Entertainment Corp.(a)	2,550
185	Starbucks Corp.	19,623
127	Wendy’s Co. (The)	2,832
172	Yum China Holdings, Inc.	9,818
62	Yum! Brands, Inc.	7,746

		94,433

	Household Durables – 0.3%
105	KB Home	4,216
77	Meritage Homes Corp.(a)	8,370

Shares	Description	Value (†)

Common Stocks – continued
	Household Durables – continued
143	Taylor Morrison Home Corp.(a)	$4,366

		16,952

	Household Products – 0.5%
6	Clorox Co. (The)	978
235	Colgate-Palmolive Co.	17,905
56	Kimberly-Clark Corp.	7,251

		26,134

	Independent Power & Renewable Electricity Producers – 0.3%
48	AES Corp. (The)	1,206
110	NextEra Energy Partners LP	9,493
96	Sunnova Energy International, Inc.(a)	4,278

		14,977

	Industrial Conglomerates – 0.3%
17	3M Co.	3,038
108	General Electric Co.	11,326
7	Honeywell International, Inc.	1,530

		15,894

	Insurance – 1.7%
16	Aflac, Inc.	859
29	Allstate Corp. (The)	3,587
325	American International Group, Inc.	19,204
50	Chubb Ltd.	9,769
61	First American Financial Corp.	4,462
23	Hanover Insurance Group, Inc. (The)	2,898
184	Hartford Financial Services Group, Inc. (The)	13,419
9	Lincoln National Corp.	649
30	Marsh & McLennan Cos., Inc.	5,004
13	MetLife, Inc.	816
44	Prudential Financial, Inc.	4,842
156	Reinsurance Group of America, Inc.	18,421
22	Travelers Cos., Inc. (The)	3,539

		87,469

	Interactive Media & Services – 2.6%
8	Alphabet, Inc., Class A(a)	23,687
18	Alphabet, Inc., Class C(a)	53,378
175	Meta Platforms, Inc., Class A(a)	56,625
13	Twitter, Inc.(a)	696

		134,386

	Internet & Direct Marketing Retail – 2.0%
146	Alibaba Group Holding Ltd., Sponsored ADR(a)	24,081
14	Amazon.com, Inc.(a)	47,214
348	eBay, Inc.	26,698
397	Qurate Retail, Inc., Class A	4,145

		102,138

Shares	Description	Value (†)

Common Stocks – continued
	IT Services – 2.8%
106	Automatic Data Processing, Inc.	$23,796
35	Cognizant Technology Solutions Corp., Class A	2,733
402	DXC Technology Co.(a)	13,093
135	Fiserv, Inc.(a)	13,296
69	Gartner, Inc.(a)	22,902
23	International Business Machines Corp.	2,877
58	MasterCard, Inc., Class A	19,460
27	Paychex, Inc.	3,329
11	VeriSign, Inc.(a)	2,449
188	Visa, Inc., Class A	39,813
18	WEX, Inc.(a)	2,695

		146,443

	Leisure Products – 0.0%
73	Callaway Golf Co.(a)	1,975

	Life Sciences Tools & Services – 0.8%
23	Agilent Technologies, Inc.	3,622
41	Illumina, Inc.(a)	17,018
69	NeoGenomics, Inc.(a)	3,174
34	Repligen Corp.(a)	9,877
8	Thermo Fisher Scientific, Inc.	5,065
6	Waters Corp.(a)	2,205

		40,961

	Machinery – 1.6%
43	AGCO Corp.	5,255
40	Caterpillar, Inc.	8,160
24	Chart Industries, Inc.(a)	4,261
35	Cummins, Inc.	8,394
68	Deere & Co.	23,277
19	Illinois Tool Works, Inc.	4,330
57	ITT, Inc.	5,362
67	Kennametal, Inc.	2,663
45	Oshkosh Corp.	4,815
13	Otis Worldwide Corp.	1,044
64	PACCAR, Inc.	5,736
12	Parker-Hannifin Corp.	3,559
53	Terex Corp.	2,374
50	Toro Co. (The)	4,774

		84,004

	Media – 1.6%
4	Cable One, Inc.	6,845
31	Charter Communications, Inc., Class A(a)	20,921
472	Comcast Corp., Class A	24,275
241	Discovery, Inc., Series A(a)	5,649
21	Discovery, Inc., Series C(a)	474
166	Interpublic Group of Cos., Inc. (The)	6,071
65	New York Times Co. (The), Class A	3,548
386	News Corp., Class A	8,839

Shares	Description	Value (†)

Common Stocks – continued
	Media – continued
84	Omnicom Group, Inc.	$5,719

		82,341

	Metals & Mining – 0.3%
187	Cleveland-Cliffs, Inc.(a)	4,509
99	Commercial Metals Co.	3,186
7	Nucor Corp.	781
44	Reliance Steel & Aluminum Co.	6,431
29	Royal Gold, Inc.	2,872

		17,779

	Multi-Utilities – 0.2%
51	Consolidated Edison, Inc.	3,845
22	DTE Energy Co.	2,494
12	Sempra Energy	1,532
15	WEC Energy Group, Inc.	1,351

		9,222

	Multiline Retail – 0.4%
264	Macy’s, Inc.	6,988
45	Target Corp.	11,683

		18,671

	Oil, Gas & Consumable Fuels – 1.9%
393	Antero Midstream Corp.	4,181
618	APA Corp.	16,198
264	ConocoPhillips	19,665
58	Devon Energy Corp.	2,325
103	Diamondback Energy, Inc.	11,041
55	DTE Midstream LLC(a)	2,638
262	EOG Resources, Inc.	24,224
98	EQT Corp.(a)	1,951
130	Kinder Morgan, Inc.	2,177
230	Marathon Oil Corp.	3,754
56	ONEOK, Inc.	3,563
111	Range Resources Corp.(a)	2,588
304	Southwestern Energy Co.(a)	1,484
36	Valero Energy Corp.	2,784
52	World Fuel Services Corp.	1,588

		100,161

	Paper & Forest Products – 0.1%
77	Louisiana-Pacific Corp.	4,538
3	Sylvamo Corp.(a)	84

		4,622

	Personal Products – 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	973

	Pharmaceuticals – 1.4%
196	Bristol-Myers Squibb Co.	11,446
8	Eli Lilly & Co.	2,038

Shares	Description	Value (†)

Common Stocks – continued
	Pharmaceuticals – continued
24	Jazz Pharmaceuticals PLC(a)	$3,193
56	Merck & Co., Inc.	4,931
198	Novartis AG, Sponsored ADR	16,387
79	Novo Nordisk A/S, Sponsored ADR	8,700
102	Pfizer, Inc.	4,461
344	Roche Holding AG, Sponsored ADR	16,626
111	Viatris, Inc.	1,482
14	Zoetis, Inc.	3,027

		72,291

	Professional Services – 0.3%
46	Exponent, Inc.	5,281
6	IHS Markit Ltd.	784
17	Insperity, Inc.	2,125
48	Korn Ferry	3,706
28	ManpowerGroup, Inc.	2,706
28	Nielsen Holdings PLC	567

		15,169

	Real Estate Management & Development – 0.3%
92	CBRE Group, Inc., Class A(a)	9,575
24	Jones Lang LaSalle, Inc.(a)	6,198

		15,773

	REITs - Apartments – 0.3%
85	American Campus Communities, Inc.	4,566
5	AvalonBay Communities, Inc.	1,183
56	Camden Property Trust	9,134
36	Equity Residential	3,111

		17,994

	REITs - Diversified – 0.4%
24	American Tower Corp.	6,767
20	Crown Castle International Corp.	3,606
39	CyrusOne, Inc.	3,199
9	Digital Realty Trust, Inc.	1,421
3	Equinix, Inc.	2,511
75	Weyerhaeuser Co.	2,679

		20,183

	REITs - Health Care – 0.1%
22	Ventas, Inc.	1,174
25	Welltower, Inc.	2,010

		3,184

	REITs - Hotels – 0.0%
68	Host Hotels & Resorts, Inc.(a)	1,144

	REITs - Mortgage – 0.2%
144	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,698

Shares	Description	Value (†)

Common Stocks – continued
	REITs - Office Property – 0.3%
4	Boston Properties, Inc.	$455
121	Corporate Office Properties Trust	3,281
144	Douglas Emmett, Inc.	4,706
194	Easterly Government Properties, Inc.	4,080
64	Kilroy Realty Corp.	4,312

		16,834

	REITs - Regional Malls – 0.1%
150	Macerich Co. (The)	2,714

	REITs - Shopping Centers – 0.2%
335	Brixmor Property Group, Inc.	7,852

	REITs - Storage – 0.0%
20	Iron Mountain, Inc.	913

	REITs - Warehouse/Industrials – 0.1%
40	ProLogis, Inc.	5,798

	Road & Rail – 0.3%
54	CSX Corp.	1,953
2	Kansas City Southern	621
25	Norfolk Southern Corp.	7,326
35	Ryder System, Inc.	2,973
16	Union Pacific Corp.	3,863

		16,736

	Semiconductors & Semiconductor Equipment – 3.3%
31	Advanced Micro Devices, Inc.(a)	3,727
11	Analog Devices, Inc.	1,908
21	Applied Materials, Inc.	2,870
49	Cirrus Logic, Inc.(a)	3,960
26	Enphase Energy, Inc.(a)	6,022
104	First Solar, Inc.(a)	12,437
63	Ichor Holdings Ltd.(a)	2,754
111	Intel Corp.	5,439
5	Lam Research Corp.	2,818
53	Micron Technology, Inc.	3,662
294	NVIDIA Corp.	75,167
4	NXP Semiconductors NV	804
135	QUALCOMM, Inc.	17,961
37	Silicon Laboratories, Inc.(a)	6,984
11	SolarEdge Technologies, Inc.(a)	3,902
57	Texas Instruments, Inc.	10,686
20	Universal Display Corp.	3,664
37	Wolfspeed, Inc.(a)	4,444

		169,209

	Software – 4.7%
11	Adobe, Inc.(a)	7,154
111	Autodesk, Inc.(a)	35,255
26	Blackbaud, Inc.(a)	1,846

Shares	Description	Value (†)

Common Stocks – continued
	Software – continued
37	Bottomline Technologies, Inc.(a)	$1,713
6	Citrix Systems, Inc.	568
56	CommVault Systems, Inc.(a)	3,444
14	Fair Isaac Corp.(a)	5,575
134	Microsoft Corp.	44,437
77	NCR Corp.(a)	3,045
401	NortonLifeLock, Inc.	10,205
502	Oracle Corp.	48,162
25	Paylocity Holding Corp.(a)	7,629
24	Qualys, Inc.(a)	2,988
99	salesforce.com, Inc.(a)	29,669
39	SPS Commerce, Inc.(a)	5,956
119	Workday, Inc., Class A(a)	34,508

		242,154

	Specialty Retail – 1.1%
84	American Eagle Outfitters, Inc.	1,994
32	Asbury Automotive Group, Inc.(a)	6,263
1	AutoZone, Inc.(a)	1,785
18	Best Buy Co., Inc.	2,200
36	Boot Barn Holdings, Inc.(a)	3,762
16	Five Below, Inc.(a)	3,157
10	GameStop Corp., Class A(a)	1,835
15	Home Depot, Inc. (The)	5,576
19	Lithia Motors, Inc.	6,065
49	Lowe’s Cos., Inc.	11,457
23	Monro, Inc.	1,420
10	TJX Cos., Inc. (The)	655
9	Tractor Supply Co.	1,954
5	Ulta Beauty, Inc.(a)	1,837
31	Williams-Sonoma, Inc.	5,758

		55,718

	Technology Hardware, Storage & Peripherals – 0.2%
132	Hewlett Packard Enterprise Co.	1,934
166	HP, Inc.	5,035
63	Seagate Technology Holdings PLC	5,611

		12,580

	Textiles, Apparel & Luxury Goods – 0.6%
20	Deckers Outdoor Corp.(a)	7,906
610	Under Armour, Inc., Class A(a)	13,396
125	VF Corp.	9,110
72	Wolverine World Wide, Inc.	2,388

		32,800

	Thrifts & Mortgage Finance – 0.1%
106	Mr. Cooper Group, Inc.(a)	4,647

	Trading Companies & Distributors – 0.0%
24	GATX Corp.	2,276

Shares	Description	Value (†)

Common Stocks – continued
	Water Utilities – 0.2%
30	American Water Works Co., Inc.	$5,225
80	Essential Utilities, Inc.	3,766

		8,991

	Wireless Telecommunication Services – 0.1%
52	Shenandoah Telecommunications Co.	1,437
48	T-Mobile US, Inc.(a)	5,522

		6,959

	Total Common Stocks (Identified Cost $2,438,309)	3,070,149

Principal Amount

Bonds and Notes – 3.9%
	Automotive – 0.1%
$ 2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,208

	Banking – 0.5%
2,000	American Express Co., 3.700%, 8/03/2023	2,102
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,012
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,122
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,231
1,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	1,009
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,147
4,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,193
2,000	KeyCorp, MTN, 2.550%, 10/01/2029	2,067
1,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	1,145
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,101
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,083
2,000	Truist Bank, 3.200%, 4/01/2024	2,107
2,000	Westpac Banking Corp., 2.350%, 2/19/2025	2,078

		27,397

	Brokerage – 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,064
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,003

		4,067

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Construction Machinery – 0.0%
$ 2,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	$2,004

	Consumer Cyclical Services – 0.0%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,018

	Diversified Manufacturing – 0.1%
2,000	3M Co., 3.050%, 4/15/2030	2,154

	Electric – 0.2%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,119
2,000	Entergy Corp., 0.900%, 9/15/2025	1,949
2,000	Exelon Corp., 4.050%, 4/15/2030	2,252
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	1,997
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,136

		10,453

	Financial Other – 0.0%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,030

	Food & Beverage – 0.1%
2,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	1,991
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,174
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,083

		6,248

	Government Owned - No Guarantee – 0.1%
3,000	Federal National Mortgage Association, 6.625%, 11/15/2030	4,247

	Health Insurance – 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,251
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,753

		5,004

	Healthcare – 0.1%
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,264

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Independent Energy – 0.0%
$ 2,000	EQT Corp., 3.000%, 10/01/2022	$2,021

	Integrated Energy – 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,130
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,114
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,962

		7,206

	Midstream – 0.1%
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,121

	Mortgage Related – 0.6%
10,833	FNMA, 2.000%, with various maturities in 2051(b)	10,839
10,042	FNMA, 2.500%, with various maturities in 2051(b)	10,320
8,098	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	8,461
1,762	FNMA, 3.500%, with various maturities in 2049(b)	1,859
339	FNMA, 4.000%, 3/01/2050	363
547	FNMA, 4.500%, 5/01/2049	592

		32,434

	Natural Gas – 0.0%
2,000	NiSource, Inc., 0.950%, 8/15/2025	1,961

	Pharmaceuticals – 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,145
3,000	Johnson & Johnson, 1.300%, 9/01/2030	2,874

		5,019

	Property & Casualty Insurance – 0.1%
2,000	American International Group, Inc., 3.400%, 6/30/2030	2,166

	Railroads – 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	2,111

	REITs - Office Property – 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,045

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	REITs - Single Tenant – 0.0%
$ 2,000	Spirit Realty LP, 2.700%, 2/15/2032	$1,974

	Restaurants – 0.0%
2,000	Starbucks Corp., 2.250%, 3/12/2030	2,008

	Technology – 0.2%
2,000	Apple, Inc., 2.500%, 2/09/2025	2,089
2,000	International Business Machines Corp., 4.000%, 6/20/2042	2,307
2,000	Oracle Corp., 2.950%, 5/15/2025	2,105
4,000	QUALCOMM, Inc., 1.650%, 5/20/2032	3,783
2,000	VMware, Inc., 2.950%, 8/21/2022	2,034

		12,318

	Treasuries – 1.1%
4,000	U.S. Treasury Bond, 2.250%, 5/15/2041	4,175
3,000	U.S. Treasury Bond, 2.500%, 5/15/2046	3,307
5,000	U.S. Treasury Bond, 2.875%, 11/15/2046	5,918
6,000	U.S. Treasury Bond, 3.000%, 5/15/2045	7,162
3,000	U.S. Treasury Bond, 3.000%, 2/15/2048	3,652
5,000	U.S. Treasury Bond, 3.000%, 2/15/2049	6,126
10,000	U.S. Treasury Note, 0.375%, 11/30/2025	9,723
5,000	U.S. Treasury Note, 1.625%, 8/31/2022	5,062
9,000	U.S. Treasury Note, 2.125%, 12/31/2022	9,197

		54,322

	Wireless – 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,742

	Wirelines – 0.1%
3,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.225%, 5/15/2025(c)	3,066

	Total Bonds and Notes (Identified Cost $203,378)	202,608

Shares	Description	Value (†)

Exchange-Traded Funds – 11.4%
7,331	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $541,478)	$593,445

Mutual Funds – 9.6%
12,068	WCM Focused Emerging Markets Fund, Institutional Class	248,958
8,707	WCM Focused International Growth Fund, Institutional Class	251,712

	Total Mutual Funds (Identified Cost $443,340)	500,670

Affiliated Mutual Funds – 13.0%
7,480	Mirova Global Green Bond Fund, Class N	77,871
39,447	Mirova International Sustainable Equity Fund, Class N	596,436

	Total Affiliated Mutual Funds (Identified Cost $611,873)	674,307

Principal Amount

Short-Term Investments – 4.0%
$ 205,927	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/2021 at 0.000% to be repurchased at $205,927 on 11/01/2021 collateralized by $168,400 U.S. Treasury Inflation Indexed Note, 0.500% due 1/15/2028 valued at $210,533 including accrued interest(d) (Identified Cost $205,927)	205,927

	Total Investments – 100.9% (Identified Cost $4,444,305)	5,247,106
	Other assets less liabilities – (0.9)%	(44,895)

	Net Assets – 100.0%	$5,202,211

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of October 31, 2021 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period from February 1, 2021 to October 31, 2021, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$57,185	$36,523	$13,811	$481	$(2,507)	$77,871	$770
Mirova International Sustainable Equity Fund, Class N	356,124	295,092	103,405	27,384	21,241	596,436	4,465

	$413,309	$331,615	$117,216	$27,865	$18,734	$674,307	$5,235

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,070,149	$—	$—	$3,070,149
Bonds and Notes*	—	202,608	—	202,608
Exchange-Traded Funds	593,445	—	—	593,445
Mutual Funds	500,670	—	—	500,670
Affiliated Mutual Funds	674,307	—	—	674,307
Short-Term Investments	—	205,927	—	205,927

Total	$4,838,571	$408,535	$—	$5,247,106

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2021 (Unaudited)

Equity	91.5%
Fixed Income	5.4
Short-Term Investments	4.0

Total Investments	100.9
Other assets less liabilities	(0.9)

Net Assets	100.0%